Specific Items - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Specific Items [Member]
Disclosure Of Specific Items [Line Items]
Restructuring charges	£ 386	£ 241	£ 0
EE integration costs		46	215
Regulatory matters effect	27	49	479
Regulatory matters revenue	31
Regulatory costs recognised as specific items	4
EE acquisition warranty claim		225
Restructuring and Leaver Costs [Member]
Disclosure Of Specific Items [Line Items]
EE integration costs		£ 46	215
Amortisation Charge Relating To Write off of IT Assets
Disclosure Of Specific Items [Line Items]
EE integration costs			£ 62
BT Pension Scheme [Member]
Disclosure Of Specific Items [Line Items]
Restructuring charges	£ 23